Interest-bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Interest-bearing Loans and Borrowings

Million US dollar	31 December 2025	31 December 2024
Unsecured bond issues	70 199	68 857
Lease liabilities	1 776	1 748
Unsecured other loans	139	100
Secured bank loans	15	16
Non-current interest-bearing loans and borrowings	72 128	70 720

Unsecured bond issues	-	627
Lease liabilities	621	556
Unsecured bank loans	178	94
Unsecured other loans	82	169
Secured bank loans	3	3
Current interest-bearing loans and borrowings	885	1 449

Interest-bearing loans and borrowings	73 013	72 169
As of 31 December 2025 , current and non-current interest-bearing loans and borrowings totaled 73.0 billion US dollar, compared to 72.2 billion USD as of 31 December 2024. Further details on the company’s exposure to interest rate and foreign currency risk are provided in
Note 27 Risks arising from financial instruments.
As of 31 December 2025, the company had no outstanding balance under its commercial paper programs (31 December 2024: nil). The programs authorize issuances of up to USD 5.0 billion and EUR 3.0 billion, respectively.

Summary of Series of Bonds
In May 2025, Anheuser-Busch InBev NV/SA (“ABISA”) completed the issuance of the following series of bonds:

Issue date	Issuer (abbreviated)	Maturity date	Currency	Aggregate principal amount (in million)	Coupon rate
19 May 2025	ABISA	19 May 2033	EUR	1 250	3.375%
19 May 2025	ABISA	19 May 2038	EUR	1 500	3.875%
19 May 2025	ABISA	19 May 2045	EUR	500	4.125%

Summary of Tender Offers
Additionally, the company completed the tender offers of three series of notes issued by Anheuser-Busch InBev Worldwide Inc. (“ABIWW”), Anheuser-Busch Companies, LLC (“ABC”) and Anheuser-Busch InBev Finance Inc. (“ABIFI”) and repurchased 1.8 billion US dollar aggregate principal amount of these notes. The total principal amount repurchased in the tender offers is set out in the table below:

Date of repurchase	Issuer (abbreviated)	Title of series of notes partially repurchased	Currency	Original principal amount outstanding (in million)	Principal amount repurchased (in million)	Principal amount not repurchased (in million)
30 May 2025	ABIWW	4.750% Notes due 2029	USD	4 250	1 321	2 929
30 May 2025	ABIWW and ABC	4.900% Notes due 2046	USD	9 160	330	8 830
30 May 2025	ABIFI	4.900% Notes due 2046	USD	1 457	167	1 291
These tender offers were financed with cash.
In May 2025, the company announced that its wholly-owned subsidiary ABIWW exercised its option to redeem the entire outstanding principal amount of the series of notes presented in the table below, for an aggregate principal amount of 1.6 billion US dollar.
In October 2025, the company announced that ABISA and its wholly-owned subsidiaries ABIWW and ABC exercised their respective options to redeem the entire outstanding principal amounts of the series of notes presented in the table below, for an aggregate principal amount of 2.0 billion US dollar.

Date of redemption	Issuer (abbreviated)	Title of series of notes redeemed	Currency	Original principal amount outstanding (in million)	Principal amount redeemed (in million)
30 May 2025	ABIWW	4.000% Notes due 2028	USD	1 632	1 632
18 November 2025	ABISA	2.700% Notes due 2026	EUR	615	615
29 December 2025	ABIWW and ABC	3.650% Notes due 2026	USD	1 307	1 307

Summary of Reconciliation of Net Debt
Net debt is defined as non-current and current interest-bearing loans and borrowings and bank overdrafts minus debt securities and cash and cash equivalents. Net debt is a financial performance indicator that is used by AB InBev’s management to highlight changes in the company’s overall liquidity position.

Million US dollar	31 December 2025	31 December 2024
Non-current interest-bearing loans and borrowings	72 128	70 720
Current interest-bearing loans and borrowings	885	1 449
Interest-bearing loans and borrowings	73 013	72 169

Bank overdrafts	14	-
Cash and cash equivalents	(11 638)	(11 174)
Interest bearing loans granted and other deposits (included within Trade and other receivables)	(116)	(99)
Debt securities (included within Investment securities)	(333)	(251)
Net debt	60 941	60 645

Summary of Changes in the Company's Liabilities Arising from Financing Activities
The table below details the changes in the company’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the company’s consolidated cash flow statement from financing activities.

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long- term debt
Balance as of 1 January 2025	70 720	1 449
Proceeds from borrowings	3 665	735
Repayments of borrowings	(3 442)	(3 419)
Capitalization / (payment) of lease liabilities	382	(499)
Amortized cost	68	-
Unrealized foreign exchange effects	3 271	63
Current portion of long-term debt	(2 535)	2 535
(Gain)/Loss on bond redemption and other movements	(1)	20
Balance as of 31 December 2025	72 128	885

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long- term debt
Balance as of 1 January 2024	74 163	3 987
Proceeds from borrowings	5 337	128
Repayments of borrowings	(6 036)	(3 259)
Capitalization / (payment) of lease liabilities	416	(698)
Amortized cost	63	1
Unrealized foreign exchange effects	(1 583)	(165)
Current portion of long-term debt	(1 302)	1 302
(Gain)/Loss on bond redemption and other movements	(338)	152
Balance as of 31 December 2024	70 720	1 449

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long- term debt
Balance at 1 January 2023	78 880	1 029
Proceeds from borrowings	59	143
Repayments of borrowings	(3 004)	(94)
Capitalization / (payment) of lease liabilities	686	(458)
Amortized cost	61	-
Unrealized foreign exchange effects	909	83
Current portion of long-term debt	(3 113)	3 113
(Gain)/Loss on bond redemption and other movements	(316)	171
Balance at 31 December 2023	74 163	3 987